UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Global SmallCap Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 07/01/2008 - 09/30/2008

Item 1 - Schedule of Investments

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                           Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.6%                   ABB Grain Ltd.                                           367,400   $    2,330,515
                                                  AWB Ltd.                                                 678,000        1,514,522
                                                  Metcash Ltd.                                             907,000        2,903,412
                                                                                                                     --------------
                                                                                                                          6,748,449
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%                            Kagara Ltd.                                            2,101,400        4,664,251
                                                  MacArthur Coal Ltd.                                      131,800        1,115,881
                                                                                                                     --------------
                                                                                                                          5,780,132
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.3%                Paladin Resources Ltd. (a)                               942,500        2,912,857
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.8%      CFS Retail Property Trust                              4,737,038        8,594,991
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Australia                                       24,036,429
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                           Omega Pharma SA                                           59,800        2,563,130
Supplies - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Belgium                                          2,563,130
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.8%                            Lazard Ltd. Class A                                      214,500        9,172,020
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                                  Assured Guaranty Ltd.                                     35,900          583,734
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Bermuda                                          9,755,754
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                           OdontoPrev SA                                            128,200        1,951,060
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.4%              Santos Brasil Participacoes SA                           527,400        4,792,026
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Brazil                                           6,743,086
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.7%                              DiagnoCure, Inc. (a)(b)                                4,258,880        7,123,144
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.8%                         Emera, Inc.                                              428,300        8,519,719
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.2%                North American Energy Partners, Inc. (a)                 198,300        2,056,371
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%              Great Canadian Gaming Corp. (a)                          160,300          956,453
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.3%                            Agnico-Eagle Mines Ltd.                                  121,100        6,668,977
                                                  Eldorado Gold Corp. (a)                                  546,100        3,407,192
                                                  Grande Cache Coal Corp. (a)                            1,470,300        4,144,609
                                                                                                                     --------------
                                                                                                                         14,220,778
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                             Baytex Energy Trust                                       17,800          430,344
Fuels - 0.4%                                      Keyera Facilities Income Fund                            216,500        4,141,828
                                                                                                                     --------------
                                                                                                                          4,572,172
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Canada                                          37,448,637
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.2%                           Parkson Retail Group Ltd.                              2,121,500        2,353,032
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                          Ming Fai International Holdings Ltd.                  10,582,400        1,073,621
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in the Cayman Islands                               3,426,653
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                           Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
China - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.3%              Shenzhen Expressway Co., Ltd.                          8,049,700   $    3,277,051
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in China                                            3,277,051
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%                       Vestas Wind Systems A/S (a)                               63,016        5,500,345
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                                  TrygVesta A/S                                            102,915        6,617,194
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Denmark                                         12,117,539
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.3%                            Rautaruukki Oyj                                          133,100        2,660,010
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.2%                           Stockmann AB 'B' (c)                                     103,195        2,435,026
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Finland                                          5,095,036
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.6%                              Bonduelle SA                                              76,600        6,233,192
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 0.3%           Orpea (a)                                                 72,400        3,065,620
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.6%                                  Scor SE                                                  352,520        6,854,664
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.6%             Eurofins Scientific SA                                    83,525        6,571,908
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in France                                          22,725,384
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 2.7%
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.1%                              Paion AG (a)                                             493,786          694,168
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.7%                                  Symrise AG                                               454,400        7,714,808
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.9%                   Rheinmetall AG                                           169,300        9,111,899
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.8%             Gerresheimer AG                                          195,500        8,887,445
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.0%                                  Singulus Technologies (a)                                 65,500          470,383
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.2%                                      CTS Eventim AG                                            51,000        1,859,410
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.0%                Petrotec AG (a)                                          114,900          417,330
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Germany                                         29,155,443
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.1%              Intralot SA-Integrated Lottery Systems & Services        134,450        1,148,428
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Greece                                           1,148,428
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%               Lu Ning Co. Ltd.                                       1,363,000        2,391,170
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.2%                                      Clear Media Ltd. (a)                                   4,052,000        1,843,211
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Hong Kong                                        4,234,381
-----------------------------------------------------------------------------------------------------------------------------------
India - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.4%                                  United Phosphorus Ltd.                                   655,600        4,394,129
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                           Pantaloon Retail India Ltd.                              288,030        1,624,064
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%                            Cipla Ltd.                                               775,900        3,815,591
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                           Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.2%                                Container Corp. of India                                 123,000   $    2,187,537
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in India                                           12,021,321
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.3%                                      Surya Citra Media Tbk PT                              40,895,600        3,304,142
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Indonesia                                        3,304,142
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.7%                                   Ryanair Holdings Plc (a)(c)(d)                           335,746        7,530,783
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Ireland                                          7,530,783
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.8%                                  Frutarom                                                 931,600        8,799,558
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 0.7%                   NICE Systems Ltd. (a)(d)                                 292,000        7,954,080
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Israel                                          16,753,638
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.3%                           Credito Emiliano SpA                                     418,600        3,580,380
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -                      Astaldi SpA                                              783,206        5,292,408
0.9%                                              Marie Tecnimont SpA                                    1,286,300        4,619,311
                                                                                                                     --------------
                                                                                                                          9,911,719
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                                  Milano Assicurazioni SpA                                 674,100        2,982,673
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure - 0.5%              Ansaldo STS SpA                                          339,600        4,817,626
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Italy                                           21,292,398
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 7.5%
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.4%                            Koito Manufacturing Co., Ltd.                            437,400        4,093,279
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.4%                           Fukuoka Financial Group, Inc.                          1,042,600        3,836,761
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.3%             Osaka Securities Exchange Co., Ltd.                        1,275        3,584,320
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.5%                              Hokuto Corp.                                             116,100        2,602,036
                                                  Nippon Meat Packers, Inc.                                157,000        2,380,771
                                                  Toyo Suisan Kaisha, Ltd.                                 148,600        3,767,154
                                                  Yakult Honsha Co., Ltd.                                  224,200        6,908,507
                                                                                                                     --------------
                                                                                                                         15,658,468
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.4%                              Toho Gas Co., Ltd.                                       774,600        4,272,272
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                         Alpine Electronics, Inc.                                 361,600        3,471,149
                                                  PanaHome Corp.                                           526,400        2,944,744
                                                                                                                     --------------
                                                                                                                          6,415,893
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.8%                                  Aioi Insurance Co., Ltd.                               1,700,300        8,480,973
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.7%                                  Hisaka Works Ltd.                                        468,000        8,156,375
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.4%                                      Jupiter Telecommunications Co., Ltd.                       6,635        4,777,287
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.4%                           Don Quijote Co., Ltd.                                    215,800        3,859,777
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.7%                            Tsumura & Co.                                            316,000        8,016,323
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.4%       Tokyu Land Corp.                                       1,023,635        3,804,916
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.5%                           Yamada Denki Co., Ltd.                                    76,030        5,762,987
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Japan                                           80,719,631
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                           Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.5%                                   AirAsia Bhd (a)                                       14,274,700   $    5,191,670
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Malaysia                                         5,191,670
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.8%                                  Embotelladoras Arca SA de CV                           2,738,600        8,138,298
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Mexico                                           8,138,298
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering -                      Chicago Bridge & Iron Co. NV                              47,650          916,786
0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in the Netherlands                                    916,786
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -                        Tandberg ASA                                             358,200        4,880,716
0.5%
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Norway                                           4,880,716
-----------------------------------------------------------------------------------------------------------------------------------
Philippines - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.5%                           Bank of the Philippine Islands                         5,394,864        5,326,533
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.3%                            Manila Water Co., Inc.                                10,603,600        3,785,658
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in the Philippines                                  9,112,191
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.3%                            Cityspring Infrastructure Trust                        6,643,700        3,421,608
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.4%                   Olam International Ltd.                                3,663,340        4,672,217
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development - 0.2%       UOL Group Ltd.                                           934,600        1,652,962
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Singapore                                        9,746,787
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.4%                   Massmart Holdings Ltd.                                   480,250        4,396,525
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in South Africa                                     4,396,525
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.3%              Kangwon Land, Inc.                                       262,472        3,205,553
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%                            Dong-A Pharmaceutical Co. Ltd.                            51,000        4,264,298
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in South Korea                                      7,469,851
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.7%                            Laboratorios Farmaceuticos Rovi SA                       637,000        7,326,581
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Spain                                            7,326,581
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.3%        Millicom International Cellular SA (d)                    47,300        3,266,139
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Sweden                                           3,266,139
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.4%                            Rieter Holding AG                                         14,375        4,374,392
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.3%                                  Swiss Life Holding                                        23,612        3,428,109
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 0.1%                Petroplus Holdings AG                                     26,300        1,006,043
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                           Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%                           Dufry Group                                               35,240   $    1,628,465
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Switzerland                                     10,437,009
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 0.2%                           SinoPac Financial Holdings Co., Ltd.                   7,798,000        2,178,380
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Taiwan                                           2,178,380
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.2%                Mermaid Maritime PCL (a)                               4,786,400        1,828,295
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in Thailand                                         1,828,295
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 7.5%
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 1.0%                        QinetiQ Plc                                            2,901,800       10,794,309
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.6%             Group 4 Securicor Plc                                  1,733,397        6,268,328
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.5%                     Rexam Plc                                                814,900        5,789,732
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 0.3%                Amec Plc                                                 293,200        3,363,101
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.0%                                  Amlin Plc                                              1,799,615       10,297,504
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.6%                            Aricom Plc (a)                                         6,255,100        2,843,816
                                                  Central African Mining & Exploration Co. Plc (a)      13,111,800        3,276,833
                                                                                                                     --------------
                                                                                                                          6,120,649
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable                             Afren Plc (a)                                          6,375,544        7,550,443
Fuels - 0.8%                                      Dragon Oil Plc (a)                                       427,195        1,350,790
                                                                                                                     --------------
                                                                                                                          8,901,233
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%                            Hikma Pharmaceuticals Plc                              1,386,800        9,976,330
-----------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.9%                      Intertek Group Plc                                       627,900        9,411,742
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 0.2%      Derwent Valley Holdings Plc                              137,239        2,582,940
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.7%                           Game Group Plc                                           986,591        3,632,388
                                                  Kesa Electricals Plc                                   2,000,100        3,992,593
                                                                                                                     --------------
                                                                                                                          7,624,981
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in the United Kingdom                              81,130,849
-----------------------------------------------------------------------------------------------------------------------------------
United States - 40.5%
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.8%                                  Boston Beer Co., Inc. Class A (a)                        189,000        8,975,610
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.2%                              Alexion Pharmaceuticals, Inc. (a)                         42,300        1,662,390
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.8%                            Stifel Financial Corp. (a)(c)                            162,477        8,107,602
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.2%                                  Celanese Corp. Series A                                  204,700        5,713,177
                                                  Hercules, Inc.                                           349,400        6,914,626
                                                                                                                     --------------
                                                                                                                         12,627,803
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 1.8%                           BancorpSouth, Inc.                                        64,400        1,811,572
                                                  Cullen/Frost Bankers, Inc. (c)                           206,500       12,390,000
                                                  Glacier Bancorp, Inc.                                    210,000        5,201,700
                                                                                                                     --------------
                                                                                                                         19,403,272
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &                             Covanta Holding Corp. (a)                                329,950        7,899,003
Supplies - 1.4%                                   EnergySolutions, Inc.                                    706,200        7,062,000
                                                                                                                     --------------
                                                                                                                         14,961,003
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                           Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -                        Brocade Communications Systems, Inc. (a)                 353,500   $    2,057,370
1.4%                                              Emulex Corp. (a)                                         412,650        4,402,975
                                                  Polycom, Inc. (a)                                        365,500        8,454,015
                                                                                                                     --------------
                                                                                                                         14,914,360
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.1%                    Stratasys, Inc. (a)(c)                                    75,802        1,324,261
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 1.7%                     Owens-Illinois, Inc. (a)                                 163,500        4,806,900
                                                  Packaging Corp. of America                               324,700        7,526,546
                                                  Pactiv Corp. (a)                                         233,000        5,785,390
                                                                                                                     --------------
                                                                                                                         18,118,836
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.8%                               LKQ Corp. (a)(c)                                         492,063        8,350,309
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.7%                         ITC Holdings Corp.                                        91,800        4,752,486
                                                  Westar Energy, Inc.                                       99,600        2,294,784
                                                                                                                     --------------
                                                                                                                          7,047,270
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.3%                       Polypore International, Inc. (a)                         129,800        2,791,998
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 0.3%         Vishay Intertechnology, Inc. (a)                         408,100        2,701,622
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                                Complete Production Services, Inc. (a)                   261,800        5,270,034
Services - 0.5%                                   Patterson-UTI Energy, Inc.                                21,000          420,420
                                                                                                                     --------------
                                                                                                                          5,690,454
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.8%                              McCormick & Co., Inc.                                    230,400        8,858,880
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.3%                              UGI Corp.                                                140,300        3,616,934
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                           CONMED Corp. (a)                                         218,800        7,001,600
Supplies - 2.6%                                   Immucor, Inc. (a)                                        264,300        8,447,028
                                                  Merit Medical Systems, Inc. (a)                          648,761       12,177,244
                                                                                                                     --------------
                                                                                                                         27,625,872
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                           Chindex International Inc. (a)(c)                        391,285        4,249,355
Services - 1.6%                                   HMS Holdings Corp. (a)                                    92,200        2,209,112
                                                  IPC The Hospitalist Co., Inc. (a)                        303,100        7,789,670
                                                  Kindred Healthcare, Inc. (a)                             127,000        3,501,390
                                                                                                                     --------------
                                                                                                                         17,749,527
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 0.2%              BJ's Restaurants, Inc. (a)                               192,200        2,294,868
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers & Energy Traders -    Synthesis Energy Systems, Inc. (a)                       155,100          752,235
0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 1.1%                                  Fidelity National Title Group, Inc. Class A              260,200        3,824,940
                                                  Reinsurance Group of America, Inc. Class A (c)           151,200        8,164,800
                                                                                                                     --------------
                                                                                                                         11,989,740
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software &                               ComScore, Inc. (a)                                       161,200        2,841,956
Services - 2.2%                                   DealerTrack Holdings, Inc. (a)                            63,900        1,076,076
                                                  Digital River, Inc. (a)                                  201,700        6,535,080
                                                  j2 Global Communications, Inc. (a)(c)                    331,900        7,749,865
                                                  SupportSoft, Inc. (a)                                  1,937,200        5,811,600
                                                                                                                     --------------
                                                                                                                         24,014,577
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                           Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.7%                                  Commercial Vehicle Group, Inc. (a)                       712,800   $    5,068,008
                                                  IDEX Corp.                                               235,000        7,289,700
                                                  Nordson Corp. (c)                                        125,600        6,168,216
                                                                                                                     --------------
                                                                                                                         18,525,924
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.8%                                      Marvel Entertainment, Inc. (a)                           236,650        8,079,231
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.2%                            Steel Dynamics, Inc.                                     125,400        2,143,086
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.0%                            Avista Corp.                                             397,900        8,638,409
                                                  Integrys Energy Group, Inc.                               44,300        2,212,342
                                                                                                                     --------------
                                                                                                                         10,850,751
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels -                     Alpha Natural Resources, Inc. (a)(c)                      78,500        4,037,255
1.3%                                              International Coal Group, Inc. (a)(c)                    328,000        2,046,720
                                                  PetroHawk Energy Corp. (a)                               383,600        8,297,268
                                                                                                                     --------------
                                                                                                                         14,381,243
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.6%                            Vivus, Inc. (a)                                          810,671        6,436,728
-----------------------------------------------------------------------------------------------------------------------------------
Professional Services - 0.8%                      FTI Consulting, Inc. (a)                                 122,100        8,820,504
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                     Douglas Emmett, Inc.                                     293,300        6,766,431
(REITs) - 2.3%                                    Tanger Factory Outlet Centers, Inc. (c)                  206,100        9,025,119
                                                  Ventas, Inc.                                             178,200        8,806,644
                                                                                                                     --------------
                                                                                                                         24,598,194
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.2%                                YRC Worldwide, Inc. (a)(c)                               210,700        2,519,972
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                                  Brooks Automation, Inc. (a)                              469,400        3,924,184
Semiconductor Equipment -                         DSP Group, Inc. (a)                                      786,000        6,012,900
4.1%                                              Integrated Device Technology, Inc. (a)                   825,350        6,421,223
                                                  Intersil Corp. Class A                                   403,600        6,691,688
                                                  Microsemi Corp. (a)                                      415,000       10,574,200
                                                  MoSys, Inc. (a)(c)                                       537,850        2,280,484
                                                  Zoran Corp. (a)                                        1,029,700        8,402,352
                                                                                                                     --------------
                                                                                                                         44,307,031
-----------------------------------------------------------------------------------------------------------------------------------
Software - 2.5%                                   Activision Blizzard, Inc. (a)                            137,534        2,122,150
                                                  Cadence Design Systems, Inc. (a)                         782,900        5,292,404
                                                  Citrix Systems, Inc. (a)                                 355,200        8,972,352
                                                  Mentor Graphics Corp. (a)                                362,100        4,109,835
                                                  Sybase, Inc. (a)(c)                                      221,825        6,792,282
                                                                                                                     --------------
                                                                                                                         27,289,023
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.0%                           Abercrombie & Fitch Co. Class A                          130,700        5,156,115
                                                  J. Crew Group, Inc. (a)(c)                                41,450        1,184,226
                                                  Urban Outfitters, Inc. (a)                               137,850        4,393,280
                                                                                                                     --------------
                                                                                                                         10,733,621
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                        K-Swiss, Inc. Class A                                     47,900          833,460
Goods - 1.3%                                      Liz Claiborne, Inc.                                      227,700        3,741,111
                                                  Lululemon Athletica, Inc. (a)(c)                          64,450        1,484,284
                                                  Phillips-Van Heusen Corp.                                221,600        8,400,856
                                                                                                                     --------------
                                                                                                                         14,459,711
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.6%                 People's United Financial, Inc.                          334,674        6,442,475
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.5%                            Aqua America, Inc.                                       332,200        5,906,516
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                          Common Stocks                                           Shares          Value
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.7%        SBA Communications Corp. Class A (a)(c)                  303,500   $    7,851,545
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks in the United States                              436,924,978
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Common Stocks - 83.1%                                           896,293,919
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United States - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                                  iShares MSCI Hong Kong Index Fund                        205,200        2,710,692
                                                  iShares MSCI Taiwan Index Fund                           306,100        3,296,697
                                                  KBW Bank ETF                                             328,700       11,044,320
                                                  Powershares Golden Dragon Halter USX China Portfolio      88,000        1,676,400
                                                  SPDR(R) DJ Wilshire REIT ETF                              50,100        3,385,257
                                                  SPDR KBW Regional Banking ETF                             94,500        3,354,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Exchange-Traded Funds - 2.4%                                     25,468,116
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Rights
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.0%                         EDP-Energias do Brasil SA (e)                         53,637,181          281,871
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Rights - 0.0%                                                       281,871
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Long-Term Investments
                                                  (Cost - $970,139,550) - 85.5%                                         922,043,906
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Beneficial
                                                  Short-Term Securities                                  Interest
                                                                                                           (000)
-----------------------------------------------------------------------------------------------------------------------------------
                                                  BlackRock Liquidity Series, LLC Cash
                                                      Sweep Series, 2.59% (f)(g)                        $  132,759      132,758,833
                                                  BlackRock Liquidity Series, LLC
                                                      Money Market Series, 2.66% (f)(g)(h)                  68,782       68,782,425
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Short-Term Securities
                                                  (Cost - $201,541,258) - 18.7%                                         201,541,258
-----------------------------------------------------------------------------------------------------------------------------------
                                                  Total Investments
                                                  (Cost - $1,171,680,808*) - 104.2%                                   1,123,585,164

                                                  Liabilities in Excess of Other Assets - (4.2)%                        (45,445,605)
                                                                                                                     --------------
                                                  Net Assets - 100.0%                                                $1,078,139,559
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,177,998,070
                                                                ===============
      Gross unrealized appreciation                             $    93,286,230
      Gross unrealized depreciation                                (147,699,136)
                                                                ---------------
      Net unrealized depreciation                               $   (54,412,906)
                                                                ===============

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)

(a)   Non-income producing security.
(b) Investments in companies (whereby the Fund held 5% or more of the companies outstanding securities) that are considered to be an affiliate, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                              Purchase       Sales         Realized
      Affiliate                 Cost          Cost          Losses        Income
      --------------------------------------------------------------------------
      DiagnoCure, Inc.       $ 334,182         --             --            --
      --------------------------------------------------------------------------
(c)   Security, or a portion of security, is on loan.
(d)   Depositary receipts.
(e)   The rights may be exercised until October 6, 2008.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                      Net
                                                    Activity
      Affiliate                                      (000)              Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
         Cash Sweep Series                         $  (16,836)         $ 917,730
      BlackRock Liquidity Series, LLC
         Money Market Series                       $ (104,099)         $ 378,909
      --------------------------------------------------------------------------
(g)   Represents the current yield as of report date.
(h)   Security was purchased with the cash proceeds from securities loans.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)

o Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

      The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:
            --------------------------------------------------------------------
            Valuation                                             Investments in
              Inputs                                                Securities
            --------------------------------------------------------------------
            Level 1                                              $   552,327,906
            Level 2                                                  571,257,258
            Level 3                                                           --
            --------------------------------------------------------------------
            Total                                                $ 1,123,585,164
                                                                 ===============

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Global SmallCap Fund, Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Global SmallCap Fund, Inc.

Date: November 24, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Global SmallCap Fund, Inc.

Date: November 24, 2008